SUBSEQUENT EVENTS (Details) - USD ($)				6 Months Ended
	Jul. 12, 2018	Jul. 02, 2018	Jun. 18, 2018	Jun. 30, 2018
Subsequent Event [Line Items]
Shares of common stock sold (in shares)			4,200,000	10,000
Shares sold per share (in dollars per shares)			$ 0.0001
Total cash proceeds			$ 420	$ 1
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares of common stock sold (in shares)		4,590,000
Shares sold per share (in dollars per shares)		$ 0.0001
Total cash proceeds		$ 459
Subsequent Event [Member] | Exchange acquisition agreement [Member] | Xceptor LLC [Member]
Subsequent Event [Line Items]
Number of shares exchange in business acquisition (in shares)	3,000,000
Business acquisition, share price (in dollars per share)	$ 0.0001